INCOME TAXES - Deferred Tax (Details) - USD ($)	Dec. 29, 2017	Dec. 30, 2016
Deferred tax assets:
Accounts receivable allowance	$ 104,000	$ 316,000
Other accrued liabilities	1,413,000	2,450,000
State net operating losses	191,000	109,000
Intangible assets	2,466,000	3,268,000
Other	1,126,000	671,000
Total deferred tax assets	5,300,000	6,814,000
Valuation allowance	(87,000)	(72,000)
Net deferred tax assets	5,213,000	6,742,000
Deferred tax liabilities:
Deferred revenue	(6,935,000)	(7,637,000)
Fixed assets	(463,000)	(632,000)
Other	(278,000)	(315,000)
Deferred tax liabilities	(7,676,000)	(8,584,000)
Net deferred tax (liability)	$ (2,463,000)	$ (1,842,000)